Financial Risk Management - Summary of contractual undiscounted cash flows (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Non Derivatives
Disclosure of Financial Instruments [Line Items]
Total non-derivatives	$ 411,953	$ 286,102
Non Derivatives | Trade and Other Payables
Disclosure of Financial Instruments [Line Items]
Total non-derivatives	407,874	277,160
Non Derivatives | Financial Liabilities
Disclosure of Financial Instruments [Line Items]
Total non-derivatives		5,014
Non Derivatives | Leases Liabilities
Disclosure of Financial Instruments [Line Items]
Total non-derivatives	4,079	3,928
Derivatives
Disclosure of Financial Instruments [Line Items]
Total derivatives	544	221
Derivatives | Derivative Financial Instruments
Disclosure of Financial Instruments [Line Items]
Total derivatives	544	221
Less than 6 months | Non Derivatives
Disclosure of Financial Instruments [Line Items]
Total non-derivatives	408,170	282,378
Less than 6 months | Non Derivatives | Trade and Other Payables
Disclosure of Financial Instruments [Line Items]
Total non-derivatives	407,874	277,160
Less than 6 months | Non Derivatives | Financial Liabilities
Disclosure of Financial Instruments [Line Items]
Total non-derivatives		5,014
Less than 6 months | Non Derivatives | Leases Liabilities
Disclosure of Financial Instruments [Line Items]
Total non-derivatives	296	204
Less than 6 months | Derivatives
Disclosure of Financial Instruments [Line Items]
Total derivatives	544	221
Less than 6 months | Derivatives | Derivative Financial Instruments
Disclosure of Financial Instruments [Line Items]
Total derivatives	544	221
6-12 months | Non Derivatives
Disclosure of Financial Instruments [Line Items]
Total non-derivatives	394	299
6-12 months | Non Derivatives | Leases Liabilities
Disclosure of Financial Instruments [Line Items]
Total non-derivatives	394	299
Between 1 and 2 years | Non Derivatives
Disclosure of Financial Instruments [Line Items]
Total non-derivatives	546	462
Between 1 and 2 years | Non Derivatives | Leases Liabilities
Disclosure of Financial Instruments [Line Items]
Total non-derivatives	546	462
More than 2 years | Non Derivatives
Disclosure of Financial Instruments [Line Items]
Total non-derivatives	3,628	3,878
More than 2 years | Non Derivatives | Leases Liabilities
Disclosure of Financial Instruments [Line Items]
Total non-derivatives	3,628	3,878
Total Contractual cash flows | Non Derivatives
Disclosure of Financial Instruments [Line Items]
Total non-derivatives	412,738	287,017
Total Contractual cash flows | Non Derivatives | Trade and Other Payables
Disclosure of Financial Instruments [Line Items]
Total non-derivatives	407,874	277,160
Total Contractual cash flows | Non Derivatives | Financial Liabilities
Disclosure of Financial Instruments [Line Items]
Total non-derivatives		5,014
Total Contractual cash flows | Non Derivatives | Leases Liabilities
Disclosure of Financial Instruments [Line Items]
Total non-derivatives	4,864	4,843
Total Contractual cash flows | Derivatives
Disclosure of Financial Instruments [Line Items]
Total derivatives	544	221
Total Contractual cash flows | Derivatives | Derivative Financial Instruments
Disclosure of Financial Instruments [Line Items]
Total derivatives	$ 544	$ 221